Credit facility (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Credit facility - Funds drawn	$ 49,405	$ 46,180